Other Receivables and Prepayments, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)
Deposits (Note a)			¥ 210,758		¥ 236,066
Cash advanced to staff			8,241		16,272
Loan to staff			12,099		12,467
VAT receivable			473,932		555,899
Interest receivable			86,545		16,905
Advances to suppliers related to financing activities (Note b)			559,857		877,697
Advances to suppliers related to procurement activities			377,837		263,001
Prepaid expenses			52,383		92,452
Receivables on behalf of staffs for options exercised and non-vested shares vested			41,111		31,249
Others			58,582		215,235
Less: allowance for doubtful debts (Note c)			(11,884)		(23,418)
Total	$ 330,380		1,869,461		¥ 2,293,825
Allowance for doubtful debts:
Allowance during the year	$ (9,589)	¥ (66,575)	(11,884)	¥ (4,167)
Other Receivables and Prepayments
Allowance for doubtful debts:
Balance at beginning of the year		(11,884)	(4,167)
Allowance during the year		(13,259)	(11,884)	(4,167)
Write-offs during the year		1,725	4,167
Balance at end of the year		¥ (23,418)	¥ (11,884)	¥ (4,167)